CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Income	¥ 86,985	¥ 91,047	¥ 217,625	¥ 217,190
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	47,346	(38,516)	(53,066)	(182,383)
Impact of changes in policy liability discount rate	(45,910)	10,017	64,666	169,383
Net change of debt valuation adjustments	(26)	(48)	(149)	12
Net change of defined benefit pension plans	5	124	(84)	(192)
Net change of foreign currency translation adjustments	(56,932)	(77,765)	106,651	107,330
Net change of unrealized gains (losses) on derivative instruments	(5,420)	2,646	(3,012)	21,177
Total other comprehensive income (loss)	(60,937)	(103,542)	115,006	115,327
Comprehensive Income (Loss)	26,048	(12,495)	332,631	332,517
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(8,192)	(2,116)	(639)	11,065
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(61)	(75)	139	25
Comprehensive Income (Loss) Attributable to ORIX Corporation Shareholders	¥ 34,301	¥ (10,304)	¥ 333,131	¥ 321,427